Average Annual Total Returns	12 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes).
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.57%	14.42%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes).
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.08%	0.06%
Sound Equity Dividend Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	10.03%	9.89%
Performance Inception Date		Dec. 30, 2020
Sound Equity Dividend Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	8.97%	8.84%
Sound Equity Dividend Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.90%	7.86%	7.74%
Sound Enhanced Fixed Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	3.74%	3.72%
Performance Inception Date		Dec. 30, 2020
Sound Enhanced Fixed Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	1.59%	1.57%
Sound Enhanced Fixed Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.38%	2.08%	2.06%